BORROWINGS - INTEREST RATE CHANGES (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 10,193.6	R 8,689.7	R 8,971.1
Committed undrawn facilities	5,987.1	3,652.5	4,322.5
Uncommitted undrawn facilities	757.7	471.3	200.5
Total undrawn facilities	6,744.8	4,123.8	4,523.0
Within one year
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	103.6	3,188.9
later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities		463.6	3,422.5
later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	5,883.5		900.0
JIBAR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	6,322.0	6,015.1	5,849.5
LIBOR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 3,871.6	R 2,674.6	R 3,121.6